Expense Example - Advisor Class and Class M - PIMCO CommodityRealReturn Strategy Portfolio	Advisor 1 Year	Advisor 3 Years	Advisor 5 Years	Advisor 10 Years	M 1 Year	M 3 Years	M 5 Years	M 10 Years
USD ($)	136	454	795	1,756	157	516	899	1,975